Inventory (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Inventory [Abstract]
Obsolete inventory	$ 1	$ 1	$ 72	$ 27